RIGHT OF USE ASSETS - Future minimum annual lease payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RIGHT OF USE ASSETS
2019		¥ 5,651
2020		7,621
2021		7,621
2022		7,621
2023 and thereafter		38,105
Future minimum annual lease payments		66,619
Rent expenses	¥ 11,916	¥ 7,861	¥ 12,108